GOODWILL - Goodwill Allocation (Details) $ in Millions	Dec. 31, 2022 USD ($)	Sep. 28, 2022 MW GW	Dec. 31, 2021 USD ($)	Mar. 31, 2021 MW	Dec. 31, 2020 USD ($)
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	$ 1,362		$ 793
Fair value less costs of disposal	164		173
Goodwill	1,526		966		$ 970
360 MW and 700 MW Acquisitions
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	115		117
Operating and under construction assets, power capacity | MW				360
Development assets, power capacity (in MW) | MW				700
500 MW Acquisition
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	309		0
Operating and under construction assets, power capacity | MW		500
1.8 GW U.S. Distribution Generation Portfolio
Disclosure of detailed information about intangible assets [line items]
Solar power capacity | GW		1.8
Colombia Hydroelectric
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	559		676
U.S. Distrusted Generation
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	424		117
U.S. Utility-scale Solar
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	287		0
Europe Utility-scale Solar Development Platform
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	66		0
Chile Distributed Generation
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	17		0
U.S. Wind
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	9		0
Europe Utility-scale Solar
Disclosure of detailed information about intangible assets [line items]
Fair value less costs of disposal	100		106
Europe Wind
Disclosure of detailed information about intangible assets [line items]
Fair value less costs of disposal	46		49
South America Wind
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	$ 18		$ 18